Janus Henderson Research Fund

Schedule of Investments (unaudited)

December 31, 2023

Shares or Principal Amounts		Value
Common Stocks– 100.1%
Aerospace & Defense – 1.6%
General Dynamics Corp	546,401	$141,883,948
Howmet Aerospace Inc	3,204,069	173,404,214
		315,288,162
Air Freight & Logistics – 0.5%
United Parcel Service Inc	664,468	104,474,304
Automobiles – 0.9%
Rivian Automotive Inc - Class A*,#	4,110,670	96,436,318
Tesla Inc*	324,323	80,587,779
		177,024,097
Beverages – 2.0%
Constellation Brands Inc - Class A	756,070	182,779,923
Monster Beverage Corp	3,475,376	200,216,411
		382,996,334
Biotechnology – 2.6%
AbbVie Inc	323,365	50,111,874
Amgen Inc	265,737	76,537,571
Argenx SE (ADR)*	126,977	48,305,860
Madrigal Pharmaceuticals Inc*	226,918	52,504,287
Sarepta Therapeutics Inc*	597,777	57,643,636
United Therapeutics Corp*	257,601	56,643,884
Vertex Pharmaceuticals Inc*	401,662	163,432,251
		505,179,363
Capital Markets – 1.6%
Ares Management Corp - Class A	445,806	53,015,250
Blackstone Group Inc	929,617	121,705,458
Charles Schwab Corp	799,075	54,976,360
LPL Financial Holdings Inc	309,733	70,501,425
		300,198,493
Chemicals – 0.9%
Sherwin-Williams Co	585,910	182,745,329
Commercial Services & Supplies – 0%
Veralto Corp	1	82
Diversified Financial Services – 4.9%
Apollo Global Management Inc	920,295	85,762,291
Global Payments Inc	294,336	37,380,672
Mastercard Inc	930,361	396,808,270
Visa Inc	1,603,910	417,577,969
		937,529,202
Electronic Equipment, Instruments & Components – 0.3%
Keysight Technologies Inc*	331,994	52,816,925
Energy Equipment & Services – 0.2%
Atlas Energy Solutions Inc#	1,801,181	31,016,337
Entertainment – 2.5%
Liberty Media Corp-Liberty Formula One - Series C*	3,268,614	206,347,602
Netflix Inc*	573,970	279,454,514
		485,802,116
Health Care Equipment & Supplies – 1.9%
Abbott Laboratories	726,023	79,913,352
Boston Scientific Corp*	1,003,691	58,023,377
Edwards Lifesciences Corp*	1,243,472	94,814,740
Intuitive Surgical Inc*	203,993	68,819,078
Stryker Corp	191,353	57,302,569
		358,873,116
Health Care Providers & Services – 2.3%
HCA Healthcare Inc	210,699	57,032,005
UnitedHealth Group Inc	719,584	378,839,389
		435,871,394
Hotels, Restaurants & Leisure – 3.7%
Booking Holdings Inc*	89,291	316,734,821
Chipotle Mexican Grill Inc*	109,159	249,642,267
Las Vegas Sands Corp	2,958,511	145,588,326
		711,965,414
Household Products – 1.7%
Procter & Gamble Co	2,245,421	329,043,993
Information Technology Services – 0.1%
Snowflake Inc - Class A*	115,625	23,009,375
Insurance – 1.0%
Arthur J Gallagher & Co	251,063	56,459,047

Shares or Principal Amounts		Value
Common Stocks– (continued)
Insurance– (continued)
Progressive Corp/The	911,067	$145,114,752
		201,573,799
Interactive Media & Services – 10.8%
Alphabet Inc - Class C*	7,816,846	1,101,628,107
Meta Platforms Inc - Class A*	2,759,139	976,624,840
		2,078,252,947
Life Sciences Tools & Services – 0.7%
Danaher Corp	175,848	40,680,676
Thermo Fisher Scientific Inc	170,851	90,686,002
		131,366,678
Machinery – 2.3%
Deere & Co	735,131	293,956,833
Ingersoll Rand Inc	1,817,279	140,548,358
		434,505,191
Multiline Retail – 5.7%
Amazon.com Inc*	7,245,913	1,100,944,021
Oil, Gas & Consumable Fuels – 0.3%
EOG Resources Inc	516,760	62,502,122
Pharmaceuticals – 3.3%
AstraZeneca PLC (ADR)	968,920	65,256,762
Eli Lilly & Co	511,097	297,928,663
Merck & Co Inc	1,105,322	120,502,204
Novo Nordisk A/S (ADR)	771,324	79,793,468
Zoetis Inc	348,145	68,713,379
		632,194,476
Real Estate Management & Development – 0.7%
CoStar Group Inc*	1,432,950	125,225,501
Road & Rail – 2.0%
JB Hunt Transport Services Inc	521,036	104,071,731
TFI International Inc	977,427	132,910,523
Uber Technologies Inc*	2,267,544	139,612,684
		376,594,938
Semiconductor & Semiconductor Equipment – 13.6%
Advanced Micro Devices Inc*	2,055,073	302,938,311
ASML Holding NV	263,708	199,605,859
Broadcom Inc	154,934	172,945,078
KLA Corp	315,920	183,644,296
Lam Research Corp	383,738	300,566,626
Lattice Semiconductor Corp*	338,326	23,341,111
Marvell Technology Inc	702,568	42,371,876
NVIDIA Corp	2,474,755	1,225,548,171
ON Semiconductor Corp*	1,043,440	87,158,543
Texas Instruments Inc	426,843	72,759,658
		2,610,879,529
Software – 20.7%
Adobe Inc*	631,310	376,639,546
Atlassian Corp - Class A*	102,781	24,447,489
Cadence Design Systems Inc*	902,509	245,816,376
Dynatrace Inc*	690,295	37,752,234
Microsoft Corp	6,332,231	2,381,172,145
Palo Alto Networks Inc*	778,633	229,603,299
ServiceNow Inc*	207,060	146,285,819
Synopsys Inc*	457,695	235,671,732
Tyler Technologies Inc*	121,116	50,641,022
Workday Inc - Class A*	923,058	254,819,392
		3,982,849,054
Specialty Retail – 2.6%
O'Reilly Automotive Inc*	224,969	213,738,548
TJX Cos Inc	2,982,787	279,815,248
		493,553,796
Technology Hardware, Storage & Peripherals – 7.1%
Apple Inc	7,055,546	1,358,404,271
Trading Companies & Distributors – 0.8%
Ferguson PLC	789,927	152,511,206
Wireless Telecommunication Services – 0.8%
T-Mobile US Inc	964,428	154,626,741
Total Common Stocks (cost $9,593,874,566)		19,229,818,306
Private Placements– 0%
Health Care Equipment & Supplies – 0%
MedicaMetrix Inc*,¢,£,§((cost $3,000,000)	2,727,273	3
Investments Purchased with Cash Collateral from Securities Lending– 0.2%
Investment Companies – 0.1%
Janus Henderson Cash Collateral Fund LLC, 5.2936%ºº,£	23,933,196	23,933,196

Shares or Principal Amounts		Value
Investments Purchased with Cash Collateral from Securities Lending– (continued)
Time Deposits – 0.1%
Royal Bank of Canada, 5.3100%, 1/2/24	$5,983,299	$5,983,299
Total Investments Purchased with Cash Collateral from Securities Lending (cost $29,916,495)		29,916,495
Total Investments (total cost $9,626,791,061) – 100.3%		19,259,734,804
Liabilities, net of Cash, Receivables and Other Assets – (0.3)%		(51,363,564)
Net Assets – 100%		$19,208,371,240

Summary of Investments by Country - (Long Positions) (unaudited)

		% of
		Investment
Country	Value	Securities
United States	$18,733,862,332	97.3%
Netherlands	199,605,859	1.0
Canada	132,910,523	0.7
Denmark	79,793,468	0.4
United Kingdom	65,256,762	0.3
Belgium	48,305,860	0.3

Total	$19,259,734,804	100.0%

Schedules of Affiliated Investments – (% of Net Assets)

	Dividend Income(1)	Realized Gain/(Loss)(1)	Change in Unrealized Appreciation/ Depreciation(1)	Value at 12/31/23
Private Placements - 0.0%
Health Care Equipment & Supplies - 0.0%
MedicaMetrix Inc*,¢,§	$-	$-	$-	$3
Investment Companies - N/A
Money Markets - N/A
Janus Henderson Cash Liquidity Fund LLC, 5.3879%ºº	144,038	-	(313)	-
Investments Purchased with Cash Collateral from Securities Lending - 0.1%
Investment Companies - 0.1%
Janus Henderson Cash Collateral Fund LLC, 5.2936%ºº	12,102∆	-	-	23,933,196
Total Affiliated Investments - 0.1%	$156,140	$-	$(313)	$23,933,199

(1) For securities that were affiliated for a portion of the period ended December 31, 2023, this column reflects amounts for the entire period ended December 31, 2023 and not just the period in which the security was affiliated.

	Value at 9/30/23	Purchases	Sales Proceeds	Value at 12/31/23
Private Placements - 0.0%
Health Care Equipment & Supplies - 0.0%
MedicaMetrix Inc*,¢,§	3	-	-	3
Investment Companies - N/A
Money Markets - N/A
Janus Henderson Cash Liquidity Fund LLC, 5.3879%ºº	3,131,581	268,662,150	(271,793,418)	-
Investments Purchased with Cash Collateral from Securities Lending - 0.1%
Investment Companies - 0.1%
Janus Henderson Cash Collateral Fund LLC, 5.2936%ºº	17,386,427	96,633,325	(90,086,556)	23,933,196

Notes to Schedule of Investments (unaudited)

ADR	American Depositary Receipt
LLC	Limited Liability Company
PLC	Public Limited Company

*	Non-income producing security.

ºº	Rate shown is the 7-day yield as of December 31, 2023.

#	Loaned security; a portion of the security is on loan at December 31, 2023.

¢	Security is valued using significant unobservable inputs. The total value of Level 3 securities as of the period ended December 31, 2023 is $3, which represents 0.0% of net assets.

£

The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

∆	Net of income paid to the securities lending agent and rebates paid to the borrowing counterparties.

§				Schedule of Restricted Securities (as of December 31, 2023)
Value as a
	Acquisition			% of Net
	Date	Cost	Value	Assets
MedicaMetrix Inc	1/26/21	$3,000,000	$3	0.0%

The Fund has registration rights for certain restricted securities held as of December 31, 2023. The issuer incurs all registration costs.

The following is a summary of the inputs that were used to value the Fund’s investments in securities and other financial instruments as of December 31, 2023.

Valuation Inputs Summary

		Level 2 -	Level 3 -
	Level 1 -	Other Significant	Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs

Assets
Investments In Securities:
Common Stocks	$19,229,818,306	$-	$-
Private Placements	-	-	3
Investments Purchased with Cash Collateral from Securities Lending	-	29,916,495	-
Total Assets	$19,229,818,306	$29,916,495	$3

Investment Valuation

Fund holdings are valued in accordance with policies and procedures established by the Adviser pursuant to Rule 2a-5 under the 1940 Act and approved by and subject to the oversight of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at readily available market quotations, which are (i) the official close prices or (ii) last sale prices on the primary market or exchange in which the securities trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are generally valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Foreign securities and currencies are converted to U.S. dollars using the current spot USD dollar exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Adviser will determine the market value of individual securities held by it by using prices provided by one or more Adviser-approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith by the Adviser pursuant to the Valuation Procedures. Circumstances in which fair valuation may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The value of the securities of other mutual funds held by the Fund, if any, will be calculated using the NAV of such mutual funds, and the prospectuses for such mutual funds explain the circumstances under which they use fair valuation and the effects of using fair valuation. The value of the securities of any cash management pooled investment vehicles that operate as money market funds held by the Fund, if any, will be calculated using the NAV of such funds.

Valuation Inputs Summary

FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:

Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.

Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.

Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal period.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of December 31, 2023 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of Investments.

The Fund did not hold a significant amount of Level 3 securities as of December 31, 2023.

For additional information on the Fund, please refer to the Fund’s most recent semiannual or annual shareholder report.

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